Other Income (Expense), Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other income (expense)
Interest income	$ 0.2		$ 0.3		$ 0.1
Unrealized gains (losses) on financial derivatives	4.0	[1]	(4.9)	[1]	0	[1]
All other, net	0.1		0.4		(0.2)
Other non-operating income (expense), net	$ 4.3		$ (4.2)		$ (0.1)

[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.